UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 90.5%
Consumer Discretionary 13.5%
Auto Components 1.6%
Autoliv, Inc.	92,100	3,535,719
Hotels Restaurants & Leisure 0.9%
Royal Caribbean Cruises Ltd.	73,600	2,000,448
Household Durables 2.5%
Fortune Brands, Inc.	59,350	3,490,967
Whirlpool Corp.	24,450	1,989,252

		5,480,219
Leisure Equipment & Products 2.8%
Mattel, Inc.	319,850	6,182,700

Media 0.8%
CBS Corp. "B"	108,200	1,750,676
Specialty Retail 4.9%
The Men's Wearhouse, Inc. (a)	144,550	3,165,645
The Sherwin-Williams Co.	83,900	4,912,345
TJX Companies, Inc.	75,050	2,719,812

		10,797,802
Consumer Staples 2.8%
Food & Staples Retailing 1.4%
SUPERVALU, Inc.	131,750	3,055,283
Food Products 1.4%
Corn Products International, Inc.	20,400	913,716
The J.M. Smucker Co.	39,550	2,144,796

		3,058,512
Energy 9.2%
Energy Equipment & Services 2.8%
BJ Services Co.	74,800	2,008,380
Superior Energy Services, Inc.*	88,100	4,144,224

		6,152,604
Oil, Gas & Consumable Fuels 6.4%
Cameco Corp.	97,550	2,934,304
Chesapeake Energy Corp.	3,200	154,880
Cimarex Energy Co.	57,850	3,212,989
Newfield Exploration Co.*	78,100	3,531,682
Noble Energy, Inc.	59,550	4,271,521

		14,105,376
Financials 14.3%
Commercial Banks 5.3%
Comerica, Inc.	136,850	3,844,117
KeyCorp	361,650	4,343,416
Marshall & Ilsley Corp. (a)	227,049	3,496,555

		11,684,088
Diversified Financial Services 1.5%
CIT Group, Inc.	314,600	3,243,526
Insurance 4.8%
Cincinnati Financial Corp.	89,350	2,648,334
HCC Insurance Holdings, Inc.	213,300	5,370,894
Protective Life Corp.	71,950	2,611,065

		10,630,293
Real Estate Investment Trusts 2.7%
Hospitality Properties Trust (REIT)	71,350	1,618,218
Ventas, Inc. (REIT)	98,950	4,494,309

		6,112,527
Health Care 8.2%
Health Care Equipment & Supplies 4.3%
Beckman Coulter, Inc.	41,900	3,093,058
Kinetic Concepts, Inc.*	76,800	2,700,288
The Cooper Companies, Inc.	98,450	3,625,914

		9,419,260

Health Care Providers & Services 1.6%
CIGNA Corp.	85,300	3,572,364
Pharmaceuticals 2.3%
Biovail Corp.	241,450	2,583,515
Mylan, Inc.*	191,700	2,471,013

		5,054,528
Industrials 16.8%
Aerospace & Defense 4.3%
Alliant Techsystems, Inc.*	33,750	3,551,513
DRS Technologies, Inc.	15,450	1,230,129
L-3 Communications Holdings, Inc.	44,750	4,651,315

		9,432,957
Building Products 0.0%
MascoTech, Inc. (Escrow Shares)*	90,800	0
Commercial Services & Supplies 2.3%
Allied Waste Industries, Inc.*	64,800	870,912
R.R. Donnelley & Sons Co.	151,150	4,214,062

		5,084,974
Electrical Equipment 5.8%
Cooper Industries Ltd. "A"	96,250	4,585,350
General Cable Corp.*	82,150	4,043,423
Hubbell, Inc. "B"	94,550	4,113,870

		12,742,643
Machinery 3.2%
Eaton Corp.	36,950	2,704,001
Parker Hannifin Corp.	67,125	4,300,699

		7,004,700
Trading Companies & Distributors 1.2%
WESCO International, Inc.*	72,700	2,794,588
Information Technology 8.3%
Computers & Peripherals 1.6%
Seagate Technology	240,500	3,585,855
Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc.* (a)	47,650	3,517,047
Arrow Electronics, Inc.*	123,250	4,090,667

		7,607,714
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	35,800	1,905,992
Software 2.4%
Check Point Software Technologies Ltd.*	213,000	5,216,370
Materials 5.8%
Chemicals 3.1%
CF Industries Holdings, Inc.	17,800	2,712,720
PPG Industries, Inc.	63,900	4,016,754

		6,729,474
Metals & Mining 1.7%
Yamana Gold, Inc.	343,600	3,717,752
Paper & Forest Products 1.0%
International Paper Co.	84,200	2,277,610

Telecommunication Services 2.0%
Diversified Telecommunication Services
Windstream Corp.	362,300	4,499,766
Utilities 9.6%
Electric Utilities 5.9%
Edison International	107,050	4,915,736
PPL Corp.	98,650	4,317,910
Progress Energy, Inc.	83,700	3,656,016

		12,889,662
Independent Power Producers & Energy Traders 0.0%
Mirant Corp.*	2,700	79,866
Multi-Utilities 3.7%
Ameren Corp.	89,850	3,761,121
Integrys Energy Group, Inc.	85,650	4,476,926

		8,238,047

Total Common Stocks (Cost $205,627,519)		199,643,895
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 2.65% (b) (c) (Cost $6,038,450)	6,038,450	6,038,450
Cash Equivalents 9.1%
Cash Management QP Trust, 2.44% (b) (Cost $20,090,649)	20,090,649	20,090,649
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $231,756,618) †	102.3	225,772,994
Other Assets and Liabilities, Net	(2.3)	(5,057,841)

Net Assets	100.0	220,715,153

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $231,864,797. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $6,091,803. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,841,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,932,832.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $5,938,818 which is 2.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 225,772,994
Level 2	-
Level 3	-
Total	$ 225,772,994

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008